Income Taxes - Schedule of Effective Statutory Rate and the Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Effective Statutory Rate and the Provision for Income Taxes [Abstract]
Income tax benefit at U.S. statutory rate	$ (1,109,693)	$ (488,227)
Income tax benefit at U.S. statutory rate, Percent	(21.00%)	(21.00%)
Income tax benefit – state	$ (343,476)	$ (151,118)
Income tax benefit – state, Percent	(6.50%)	(6.50%)
Permanent differences	$ 33,178	$ 2,328
Permanent differences, Percent	0.60%	0.10%
Change in valuation allowance	$ 1,419,991	$ 637,017
Change in valuation allowance, Percent	26.90%	27.40%
Total provision for income tax
Total provision for income tax, Percent	0.00%	0.00%